Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Credit Facility	$ 495,993	$ 585,883
Term Loans:
Costis Maritime Corporation and Christos Maritime Corporation	82,500	91,500
Mas Shipping Co	30,625	38,875
Montes Shipping Co and Kelsen Shipping Co	66,000	78,000
Capetanissa Maritime Corporation	45,000	50,000
Rena Maritime Corporation	42,500	47,500
Costamare Inc.	60,463	73,414
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	0	0
Costamare Inc.	111,417	120,330
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	193,545	208,826
Raymond Shipping Co. and Terance Shipping Co.	126,878	137,793
Costamare Inc.	68,170	87,820
Total Term Loans	827,098	934,058
Total	1,323,091	1,519,941
Less-current portion	(185,259)	(192,951)
Long-term Portion	$ 1,137,832	$ 1,326,990